Employee benefit plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 1,556	$ 1,464
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	1,272	1,249
Accrued benefit cost	(170)	(170)
Total pension and healthcare benefits	1,102	1,079
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	284	222
Accrued benefit cost	(112)	(87)
Total pension and healthcare benefits	172	135
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(29)	(28)
Total pension and healthcare benefits	(29)	(28)
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(4)	(6)
Total pension and healthcare benefits	$ (4)	$ (6)